Operating Leases	12 Months Ended
Dec. 31, 2023
Operating leases [Abstract]
Operating leases
10.	Operating leases

The Group has leased office premises and buildings under non-cancellable operating lease agreements. These leases have different terms and renewal rights.

The following table presents balances reported in the consolidated balance sheets related to the Company’s leases:

	As of December 31,
	2022	2023
	USD	USD
Right-of-use asset, net	$162,270	$72,939

Lease liabilities, current	87,129	72,230
Lease liabilities, non-current	74,384	-
Total operating lease liabilities	$161,513	$72,230

The components of lease expenses were as follows:

	For the years ended December 31,
	2022	2023
Lease cost
Amortization of right-of-use assets	$14,752	$84,108
Interest of operating lease liabilities	1,342	5,508
Total	$16,094	$89,616

The following table reconciles the undiscounted cash flows of the Group leases as of December 31, 2023 to the present value of its operating lease payments:

For the year ending December 31	USD
2024	73,667
Total undiscounted operating lease payments	73,667
Less: imputed interest	(1,437)
Present value of operating lease liabilities	72,230